EQUITY (Tables)	12 Months Ended
Dec. 31, 2020
Equity [abstract]
Disclosure of equity [Table Text Block]

Common shares (thousands)
Common shares outstanding at January 1, 2019	228,431
Issued to acquire Yellowhead (Note 14)	17,300
Exercise of share options	463
Common shares outstanding at December 31, 2019	246,194
Common shares issued	34,322
Exercise of share options	1,599
Common shares outstanding at December 31, 2020	282,115